Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based awards in March of each year, in conjunction with our annual compensation review and approval process, although the exact timing may change from year to year. The compensation committee may also consider and approve interim grants at other times of the year for new hires and in connection with certain promotions, or grants made for retention or other purposes, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee. The compensation committee does not grant equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, equity compensation for our named executive officers consisted solely of restricted stock units and performance share units; we did not grant stock options to our named executive officers in 2024.

Award Timing Method	We generally grant annual equity-based awards in March of each year, in conjunction with our annual compensation review and approval process, although the exact timing may change from year to year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee does not grant equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false